Reporting Entity	12 Months Ended
Dec. 31, 2024
Reporting Entity [Abstract]
Reporting entity

1. Reporting entity

Altamira Therapeutics Ltd. (the “Company”) is an exempted company incorporated under the laws of Bermuda.

These consolidated financial statements comprise the Company and its subsidiaries (together referred to as the “Company” and individually as “Company entities”). The Company is the ultimate parent of the following Company entities:

●	Altamira Therapeutics AG, Basel, Switzerland (100%) with a nominal share capital of CHF 2,500,0001)

●	Otolanum AG, Basel, Switzerland (100%) with a nominal share capital of CHF 100,000

●	Altamira Therapeutics, Inc., Newark, Delaware, United States (100%) with a nominal share capital of $100

1)	Formerly Auris Medical AG. The subsidiary was merged with its sister company Altamira Therapeutics AG, Basel, on June 30, 2024, adopting the name of the latter.

Associated companies:

●	Altamira Medica AG, Basel, Switzerland (49%), with a nominal share capital of CHF 3,000,0002)

●	Altamira Medica Ltd., Dublin, Ireland (49%) with a nominal share capital of EUR 1003)

●	Altamira Medica Pty Ltd, Melbourne, Australia (49%), with a nominal share capital of AUD 1004)

2)	On November 21, 2023, the Company divested partially its Bentrio business by selling a 51% stake in Altamira Medica AG, Basel, Switzerland, and its 100% subsidiary Auris Medical Pty Ltd, Melbourne, Australia (subsequently renamed as Altamira Medica Pty Ltd). After the sale, the retained 49% stake is accounted for as investment in an associate using the equity method.
3)	Formerly Auris Medical Ltd.; the subsidiary was sold to Altamira Medica AG effective January 2, 2024.
4)	Formerly Auris Medical Pty Ltd

Altamira is a preclinical-stage biopharmaceutical company developing and supplying peptide-based nanoparticle technologies for efficient RNA delivery to extradihepatic tissues (xPhore platform). The versatile platform is suited for delivery of oligonucleotides (OligoPhore for siRNA), mRNA (SemaPhore for mRNA) and circRNA (CycloPhore: circular mRNA) and made available to pharma or biotech companies through out-licensing. In addition, Altamira is pursuing two flagship siRNA programs using its proprietary OligoPhore delivery technology: AM-401 for KRAS driven cancer and AM-411 for rheumatoid arthritis, both in preclinical development beyond in vivo proof of concept. In addition, the Company holds a 49% stake in Altamira Medica AG, which commercializes the legacy asset Bentrio, an OTC nasal spray for allergic rhinitis. Further, Altamira seeks to partner / divest its inner ear legacy assets.